Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Total	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member]	Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] Series A Preferred Stock [Member]	Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] Series B Preferred Stock [Member]	Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] Series C Preferred Stock [Member]	Ordinary shares [Member]	Treasury Stock [Member]	Additional paid-in capital [Member]	Statutory reserves [Member]	Accumulated other comprehensive income [Member]	(Accumulated deficit) Retained earnings [Member]	(Accumulated deficit) Retained earnings [Member] Series A Preferred Stock [Member]	(Accumulated deficit) Retained earnings [Member] Series B Preferred Stock [Member]	(Accumulated deficit) Retained earnings [Member] Series C Preferred Stock [Member]	Noncontrolling Interest [Member]
Beginning Balance, amount at Dec. 31, 2010	$ 2,722				$ 2,215				$ 72		$ 12,568	$ 164	$ 3,017	$ (13,606)				$ 507
Beginning Balance, shares (in shares) at Dec. 31, 2010									71,560,740
Accretion of convertible participating redeemable preferred shares		(203)	(313)	(255)		(203)	(313)	(255)							(203)	(313)	(255)
Issuance of ordinary shares in connection with share-based compensation arrangements, shares (in shares)									3,059,779
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	3				3				3
Share-based compensation	47,989				47,989						47,989
Issuance of ordinary shares in connection with exercise of share options, shares (in shares)									31,172
Issuance of ordinary shares in connection with exercise of share options, amount	48				48						48
Issuance of ordinary shares upon initial public offering ("IPO"), shares (in shares)									26,063,544
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $2,763, amount	231,549				231,549				26		231,523
Conversion of participating redeemable preferred shares to ordinary shares, shares (in shares)									78,314,016
Conversion of participating redeemable preferred shares to ordinary shares, amount	70,971				70,971				78		70,893
Provision for statutory reserves												5,503		(5,503)
Noncontrolling interest for establishments of subsidiaries	1,548																	1,548
Disposal of noncontrolling interest in subsidiaries	(389)																	(389)
Net income	14,544				15,603									15,603				(1,059)
Foreign currency translation adjustments	3,278				3,246								3,246					32
Ending Balance, amount at Dec. 31, 2011	371,492				370,853				179		363,021	5,667	6,263	(4,277)				639
Ending Balance, shares (in shares) at Dec. 31, 2011									179,029,251
Issuance of ordinary shares in connection with share-based compensation arrangements, shares (in shares)									3,512,394
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	3				3				3
Share-based compensation	50,605				50,605						50,605
Issuance of ordinary shares in connection with exercise of share options, shares (in shares)									1,615,452
Issuance of ordinary shares in connection with exercise of share options, amount	6,965				6,965				2		6,963
Provision for statutory reserves												10,408		(10,408)
Noncontrolling interest for establishments of subsidiaries	422																	422
Disposal of noncontrolling interest in subsidiaries	(544)				73						73							(617)
Net income	46,471				46,746									46,746				(275)
Foreign currency translation adjustments	2,849				2,851								2,851					(2)
Ending Balance, amount at Dec. 31, 2012	478,263				478,096				184		420,662	16,075	9,114	32,061				167
Ending Balance, shares (in shares) at Dec. 31, 2012									184,157,097
Issuance of ordinary shares in connection with share-based compensation arrangements, shares (in shares)									561,517
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	1				1				1
Share repurchase, shares (in shares)									(14,544)
Share repurchase, amount	(139)				(139)					(139)
Share-based compensation	121,087				121,087						121,087
Issuance of ordinary shares in connection with exercise of share options, shares (in shares)	3,982,385								3,982,385
Issuance of ordinary shares in connection with exercise of share options, amount	19,071				19,071				4		19,067
Issuance of ordinary shares in connection with business acquisitions, shares (in shares)									204,466
Issuance of ordinary shares in connection with business acquisitions, amount	7,864				7,864						7,864
Provision for statutory reserves												12,074		(12,074)
Addition of noncontrolling interest in connection with business acquisitions	18,868																	18,868
Capital injection of non-controlling interest holders to a subsidiary	654																	654
Disposal of noncontrolling interest in subsidiaries	(544)				(5)						(5)							(539)
Net income	97,849				99,652									99,652				(1,803)
Foreign currency translation adjustments	11,104				11,266								11,266					(162)
Ending Balance, amount at Dec. 31, 2013	$ 754,078				$ 736,893				$ 189	$ (139)	$ 568,675	$ 28,149	$ 20,380	$ 119,639				$ 17,185
Ending Balance, shares (in shares) at Dec. 31, 2013									188,890,921